Taxation (Details 8) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Uncertain tax positions
Balance at the beginning of the period	14,610,829	12,161,522	10,517,130
Tax positions related to current year: Additions	2,687,716	2,342,288	798,075
Tax positions related to prior year: Additions	259,253	967,577	878,919
Foreign currency translation adjustment	645,457	(860,558)	(32,602)
Balance at the end of the period	18,203,255	14,610,829	12,161,522